CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 755.8	$ 440.3
Short-term deposits with initial maturities of three months or less	74.8	174.8
Cash and cash equivalents	$ 830.6	$ 615.1	$ 664.1